LEASES - Right-of-use asset by type (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Right-of-use leased asset
Right of use asset	$ 17,293,228	$ 11,601,752
USD
Right-of-use leased asset
Incremental borrowing rate	3.12%
BRL
Right-of-use leased asset
Incremental borrowing rate	12.21%
Right-of-use leased asset
Right-of-use leased asset
Right of use asset	$ 27,378,654	20,979,597	$ 21,163,192
Right-of-use leased asset | Machinery and equipment
Right-of-use leased asset
Right of use asset	3,655,741	3,655,741
Right-of-use leased asset | Vehicles
Right-of-use leased asset
Right of use asset	1,230,231	1,272,071
Right-of-use leased asset | Equipment and computer software
Right-of-use leased asset
Right of use asset	1,232,694	1,130,541
Right-of-use leased asset | Land and buildings
Right-of-use leased asset
Right of use asset	$ 21,259,988	$ 14,921,244